SCHEDULE OF PROCEEDS FROM BUSINESS COMBINATION NET OF TRANSACTION COSTS PAID (Details)	Mar. 27, 2024 USD ($)
Reverse Capitalization
Proceeds from PIPE Investor	$ 15,000,000
Proceeds from TWOA trust	1,121,150
Transaction costs paid	(7,947,031)
Proceeds from Business Combination, net of transaction costs paid	$ 8,174,119